EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	10	8	-	-	12	30
Balance, September 30, 2021	318	246	42	14	58	678

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Administration	-	-	-	-	7	7
Property maintenance	1	1	1	-	17	20
Camp operations	-	-	-	-	(95)	(95)
Drilling	-	-	-	-	32	32
Geology	8	8	10	-	37	63
Geophysics	-	-	1	-	-	1
	9	9	12	-	(2)	28
Balance, September 30, 2021	1,538	261	154	13	36,517	38,483
Total, September 30, 2021	1,856	507	196	27	36,575	39,161

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	10	8	-	-	-	4	22
Balance, September 30, 2020	308	238	42	83	14	46	731

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	16	16
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	19	9	69	83	-	78	258
Geophysics	2	1	28	72	-	3	106
Helicopter charter aircraft	-	-	-	-	-	8	8
Write-off	-	-	-	(437)	-	-	(437)
	27	15	103	(116)	-	122	151
Balance, September 30 ,2020	1,525	248	142	(83)	13	36,230	38,075
Total, September 30, 2020	1,833	486	184	-	27	36,276	38,806